Annual Total Returns[BarChart] - PSF PGIM Total Return Bond Portfolio - Class I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	7.51%	10.68%	(0.71%)	7.09%	(0.26%)	5.59%	7.00%	(0.15%)	10.90%	8.45%